UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6456

        Nuveen Premier Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premier Municipal Income Fund, Inc. (NPF)
	July 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.6% (1.0% of Total Investments)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
$ 1,200	5.250%, 11/15/20	11/15 at 100.00	Baa1	$1,238,088
400	5.000%, 11/15/30	11/15 at 100.00	Baa1	398,020
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,086,280
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
2,000	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/23 –	3/14 at 100.00	Aaa	2,077,560
	FGIC Insured

4,600	Total Alabama			4,799,948

	Alaska – 0.7% (0.5% of Total Investments)
2,000	Alaska Housing Finance Corporation, General Mortgage Revenue Bonds, Series 1999A, 6.000%,	6/09 at 101.00	AAA	2,084,460
	6/01/49 – MBIA Insured

	Arizona – 4.8% (3.1% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
100	5.250%, 12/01/24	12/15 at 100.00	BBB	102,718
135	5.250%, 12/01/25	12/15 at 100.00	BBB	138,658
7,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	AA	7,745,925
	Revenue Bonds, Series 2002B, 5.000%, 1/01/25
6,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	Aa1	6,440,520
	Revenue Refunding Bonds, Series 2002A, 5.250%, 1/01/15

13,735	Total Arizona			14,427,821

	Arkansas – 2.6% (1.7% of Total Investments)
4,655	Arkansas Development Finance Authority, State Facility Revenue Bonds, Department of Correction	11/15 at 100.00	AAA	4,838,128
	Special Needs Unit Project, Series 2005B, 5.000%, 11/01/25 – FSA Insured
36	Drew County Public Facilities Board, Arkansas, FNMA Mortgage-Backed Single Family Revenue	8/06 at 100.00	Aaa	36,315
	Refunding Bonds, Series 1993A-2, 7.900%, 8/01/11
34	Stuttgart Public Facilities Board, Arkansas, Single Family Mortgage Revenue Refunding Bonds,	9/06 at 100.00	Aaa	33,902
	Series 1993A, 7.900%, 9/01/11
2,835	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aaa	2,936,550
	5.000%, 11/01/25 – MBIA Insured

7,560	Total Arkansas			7,844,895

	California – 22.6% (14.6% of Total Investments)
5,690	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AAA	6,028,669
	12/01/21 – AMBAC Insured
1,875	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/15 at 100.00	AAA	1,969,800
	Series 2005AD, 5.000%, 12/01/21 – FSA Insured
1,800	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	1,821,924
	Series 2005, 4.750%, 10/01/28
2,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Catholic	7/26 at 100.00	A–	2,074,140
	Healthcare West, Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
4,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	4,568,175
	Series 2005, 5.000%, 11/15/27
500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB+	500,690
	Health System, Series 2005A, 5.000%, 7/01/39
1,600	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,663,744
	Series 2001C, 5.250%, 8/01/31 (WI/DD, Settling 8/01/06)
1,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA–	1,087,960
	California, General Obligation Bonds, Series 2004:
4,000	5.000%, 2/01/23	2/14 at 100.00	A+	4,129,960
4,900	5.000%, 6/01/23 – AMBAC Insured	12/14 at 100.00	AAA	5,104,722
1,000	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	1,052,150
	Company, Series 1996A, 5.300%, 7/01/21
28,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	17,739,399
	1995A, 0.000%, 1/01/17 (ETM)
450	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	506,565
	Bonds, Series 2003A-1, 6.750%, 6/01/39
3,475	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	3,625,989
	2005A-2, 5.000%, 7/01/25 – FSA Insured
6,005	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E,	7/15 at 100.00	AAA	6,288,436
	5.000%, 7/01/22 – AMBAC Insured
1,090	Peralta Community College District, Alameda County, California, General Obligation Bonds,	8/13 at 102.00	AAA	1,137,764
	Series 2005D, 5.000%, 8/01/25 – FSA Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
100	5.000%, 9/01/21	9/15 at 102.00	Baa3	101,356
110	5.000%, 9/01/23	9/15 at 102.00	Baa3	111,115
7,500	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/10 at 101.00	AAA	7,931,400
	Project, Series 2002, 5.000%, 8/01/17 (Pre-refunded 8/01/10) – MBIA Insured

75,595	Total California			67,443,958

	Colorado – 2.9% (1.9% of Total Investments)
	Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds,
	Series 2004:
1,000	5.000%, 12/01/23 – FGIC Insured	12/14 at 100.00	AAA	1,044,610
1,500	5.000%, 12/01/24 – FGIC Insured	12/14 at 100.00	AAA	1,563,720
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	1,003,400
	Society, Series 2005, 5.000%, 6/01/29
1,150	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	1,154,577
	5.000%, 9/01/25
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	BBB+	402,284
	5.000%, 3/01/25
1,000	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Healthcare Inc., Series	12/09 at 101.00	Aaa	1,068,460
	1999A, 5.750%, 12/01/23 (Pre-refunded 12/01/09) – FSA Insured
750	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004,	1/15 at 100.00	BBB+	773,190
	5.000%, 1/15/17
1,625	Superior Metropolitan District 1, Colorado, Special Revenue Bonds, Series 2006, 5.000%,	12/15 at 100.00	AAA	1,681,875
	12/01/28 – AMBAC Insured

8,425	Total Colorado			8,692,116

	Connecticut – 1.1% (0.7% of Total Investments)
2,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/08 at 102.00	Baa1	2,092,040
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
1,300	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1996C-2,	11/06 at 102.00	AAA	1,327,469
	6.250%, 11/15/18

3,300	Total Connecticut			3,419,509

	Florida – 2.9% (1.8% of Total Investments)
4,000	Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%, 10/01/18 – MBIA Insured	10/06 at 102.00	AAA	4,090,440
	(Alternative Minimum Tax)
1,700	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	1,869,524
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
2,500	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue	10/12 at 100.00	Baa2	2,561,700
	Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13

8,200	Total Florida			8,521,664

	Georgia – 4.3% (2.8% of Total Investments)
8,000	George L. Smith II World Congress Center Authority, Atlanta, Georgia, Revenue Refunding Bonds,	7/10 at 101.00	AAA	8,423,360
	Domed Stadium Project, Series 2000, 5.500%, 7/01/20 – MBIA Insured (Alternative Minimum Tax)
4,105	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	AAA	4,354,420
	5.125%, 11/01/17 – MBIA Insured
12,105	Total Georgia			12,777,780

	Hawaii – 0.8% (0.5% of Total Investments)
2,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	1/09 at 101.00	AAA	2,380,995
	Company Inc., Series 1999D, 6.150%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)

	Idaho – 0.3% (0.1% of Total Investments)
120	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996E, 6.350%,	1/07 at 102.00	Aa1	122,460
	7/01/14 (Alternative Minimum Tax)
500	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BBB–	509,585
	Hospital, Series 2006, 5.250%, 9/01/26

620	Total Idaho			632,045

	Illinois – 11.2% (7.2% of Total Investments)
790	Chicago Public Building Commission, Illinois, General Obligation Lease Certificates, Chicago	No Opt. Call	AAA	883,433
	Board of Education, Series 1990B, 7.000%, 1/01/15 – MBIA Insured (ETM)
8,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/24 –	No Opt. Call	AAA	3,801,708
	FGIC Insured
8,500	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.750%, 11/01/30 –	No Opt. Call	AAA	9,967,269
	AMBAC Insured
200	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	199,518
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	1,024,530
	5.500%, 5/15/32
4,020	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Garden House	9/06 at 100.00	A	4,024,382
	of Maywood Development, Series 1992, 7.000%, 9/01/18
1,500	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 2/01/17 –	2/12 at 100.00	AAA	1,606,665
	FGIC Insured
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
850	5.250%, 1/01/25	1/16 at 100.00	AA–	888,174
1,750	5.250%, 1/01/30	1/16 at 100.00	AA–	1,823,167
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
10,575	0.000%, 12/15/23 – MBIA Insured	No Opt. Call	AAA	4,662,518
10,775	0.000%, 12/15/24 – MBIA Insured	No Opt. Call	AAA	4,515,803

48,630	Total Illinois			33,397,167

	Indiana – 3.9% (2.5% of Total Investments)
	Anderson School Building Corporation, Madison County, Indiana, First Mortgage Bonds,
	Series 2003:
1,000	5.500%, 7/15/19 (Pre-refunded 1/15/14) – FSA Insured	1/14 at 100.00	AAA	1,102,150
2,275	5.500%, 7/15/23 (Pre-refunded 1/15/14) – FSA Insured	1/14 at 100.00	AAA	2,507,391
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	AAA	2,817,833
	Community School Corporation, Series 2000, 0.000%, 1/15/23 – MBIA Insured
1,250	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23	7/16 at 100.00	BBB+	1,242,900
1,000	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	BBB	1,000,320
	2005, 5.250%, 2/15/28
2,860	St. Joseph County PHM Elementary/Middle School Building Corporation, Indiana, First Mortgage	No Opt. Call	A	2,960,987
	Bonds, Series 1994, 6.300%, 1/15/09

14,565	Total Indiana			11,631,581

	Iowa – 1.4% (0.9% of Total Investments)
4,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	4,076,720
	5.500%, 6/01/42

	Kentucky – 0.2% (0.1% of Total Investments)
510	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	N/R	513,443
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35

	Louisiana – 2.3% (1.5% of Total Investments)
1,310	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic	9/06 at 102.00	AAA	1,347,964
	Assisted Care Facility, Series 1995, 6.850%, 9/01/25
3,950	Morehouse Parish, Louisiana, Pollution Control Revenue Bonds, International Paper Company,	No Opt. Call	BBB	4,183,563
	Series 2002A, 5.700%, 4/01/14
1,375	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,442,664
	Series 2001B, 5.875%, 5/15/39

6,635	Total Louisiana			6,974,191

	Maine – 4.4% (2.8% of Total Investments)
7,965	Maine Educational Loan Marketing Corporation, Student Loan Revenue Bonds, Subordinate Series	No Opt. Call	A2	8,003,790
	1994B-2, 6.250%, 11/01/06 (Alternative Minimum Tax)
5,070	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2004A-2, 5.000%,	5/13 at 100.00	AA+	5,177,585
	11/15/21 (Alternative Minimum Tax)

13,035	Total Maine			13,181,375

	Maryland – 0.7% (0.4% of Total Investments)
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	BBB+	2,081,060
	Series 2004, 5.375%, 8/15/24

	Massachusetts – 2.1% (1.4% of Total Investments)
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	1,054,780
	5.625%, 10/01/24
1,900	Massachusetts, General Obligation Bonds, Series 2003D, 5.250%, 10/01/20 (Pre-refunded 10/01/13)	10/13 at 100.00	AA (4)	2,052,133
3,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/24	1/14 at 100.00	AAA	3,249,510
	(Pre-refunded 1/01/14) – FGIC Insured

5,900	Total Massachusetts			6,356,423

	Michigan – 3.7% (2.4% of Total Investments)
2,925	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/17 – XLCA Insured	4/13 at 100.00	AAA	3,098,306
4,600	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	AAA	4,521,892
	7/01/34 (WI/DD, Settling 8/10/06) – FGIC Insured
170	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB–	174,374
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
3,025	Wayne County, Michigan, Airport Revenue Refunding Bonds, Detroit Metropolitan Airport, Series	12/12 at 100.00	AAA	3,231,940
	2002C, 5.375%, 12/01/19 – FGIC Insured

10,720	Total Michigan			11,026,512

	Minnesota – 5.0% (3.2% of Total Investments)
4,350	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A	4,349,348
1,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds,	2/14 at 100.00	A–	1,034,750
	Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.250%, 2/15/21
2,290	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,	12/13 at 100.00	BBB+	2,476,681
	HealthPartners Inc., Series 2003, 6.000%, 12/01/20
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas,
	Series 2004-5Y:
530	5.250%, 10/01/19	10/14 at 100.00	A2	561,153
1,500	5.250%, 10/01/34	10/14 at 100.00	A2	1,565,445
665	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas,	4/16 at 100.00	A2	691,055
	Series 2006-6I, 5.000%, 4/01/23
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,054,570
3,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street,	12/13 at 100.00	AA+	3,230,610
	Series 2003, 5.250%, 12/01/20

14,335	Total Minnesota			14,963,612

	Mississippi – 1.0% (0.7% of Total Investments)
1,525	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	1,530,978
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
1,500	Mississippi State University Educational Building Corporation, Revenue Bonds, Residence Hall	8/15 at 100.00	AAA	1,544,370
	and Campus Improvement Project, Series 2005, 5.000%, 8/01/28 – MBIA Insured

3,025	Total Mississippi			3,075,348

	Missouri – 1.0% (0.7% of Total Investments)
100	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	101,456
	Regional Hospital, Series 2006, 5.000%, 3/01/22
2,880	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	3,021,581
	Health System, Series 2004, 5.500%, 2/15/24

2,980	Total Missouri			3,123,037

	Nebraska – 2.1% (1.3% of Total Investments)
1,580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	No Opt. Call	A1	1,645,570
	Medical Center, Series 2003, 5.000%, 11/15/16
2,055	Grand Island, Nebraska, Electric System Revenue Bonds, Series 1977, 6.100%, 9/01/12 (ETM)	9/06 at 100.00	A+ (4)	2,166,587
2,350	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5B,	No Opt. Call	AAA	2,369,106
	6.250%, 6/01/18 – MBIA Insured (Alternative Minimum Tax)

5,985	Total Nebraska			6,181,263

	New Hampshire – 1.9% (1.2% of Total Investments)
5,000	New Hampshire Housing Finance Authority, FHLMC Multifamily Housing Remarketed Revenue Bonds,	7/10 at 101.00	Aaa	5,225,150
	Countryside LP, Series 1994, 6.100%, 7/01/24 (Alternative Minimum Tax)
290	New Hampshire Municipal Bond Bank, Revenue Bonds, Coe-Brown Northwood Academy, Series 1994,	No Opt. Call	N/R	299,324
	7.250%, 5/01/09

5,290	Total New Hampshire			5,524,474

	New Jersey – 3.6% (2.3% of Total Investments)
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P,	9/15 at 100.00	AA–	1,061,890
	5.250%, 9/01/24
3,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,291,510
	5.500%, 6/15/24 (Pre-refunded 6/15/13)
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005C,	No Opt. Call	AAA	2,187,420
	5.250%, 6/15/15 – MBIA Insured (ETM)
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	1,572,990
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	2,600,000

10,000	Total New Jersey			10,713,810

	New York – 17.6% (11.4% of Total Investments)
10,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/10 at 101.00	AAA	10,715,499
	Facilities Revenue Bonds, 1999 Resolution, Series 2000B, 5.500%, 5/15/30 (Pre-refunded
	5/15/10) – FSA Insured
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	1,592,115
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
2,500	Long Island Power Authority, New York, Electric System Revenue Bonds, Residual Series	6/16 at 100.00	AAA	2,822,175
	2006-1428, 7.609%, 12/01/25 – FGIC Insured (IF)
3,200	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	3,287,136
	5.000%, 11/15/30
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	5,279,850
	Series 2002A, 5.125%, 11/15/21 – FGIC Insured
4,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	4,173,480
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/23 – AMBAC Insured
1,250	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/16 at 100.00	AA+	1,293,763
	Bonds, Fiscal Series 2006D, 5.000%, 6/15/29
1,795	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/07 at 101.00	AAA	1,840,126
	Series 1998A, 5.125%, 8/15/21 (Pre-refunded 8/15/07)
15	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.875%, 2/15/19	2/08 at 100.00	AA–	15,247
4,265	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22	10/13 at 100.00	AA–	4,490,533
1,200	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	AA–	1,287,564
4,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	AA–	4,232,200
790	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds,	8/06 at 100.00	AAA	795,783
	Hospital and Nursing Home Projects, Series 1992B, 6.200%, 8/15/22
3,250	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	A+	3,429,368
	5.250%, 6/01/22
3,014	New York State Thruway Authority, General Revenue Bonds, Residual Series 2006-1427, 7.410%,	No Opt. Call	AAA	3,386,963
	1/01/26 – FSA Insured (IF)
1,850	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	1,929,513
	5.000%, 3/15/24 – FSA Insured
1,000	New York State Urban Development Corporation, Subordinate Lien Corporate Purpose Bonds, Series	7/14 at 100.00	A	1,042,890
	2004A, 5.125%, 1/01/22
1,000	Rensselaer County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	3/16 at 100.00	A	1,033,420
	Rensselaer Polytechnic Institute, Series 2006, 5.000%, 3/01/26
49,629	Total New York			52,647,625

	North Carolina – 4.1% (2.6% of Total Investments)
10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	No Opt. Call	AAA	12,111,254
	1993B, 6.000%, 1/01/22 – CAPMAC Insured

	Ohio – 2.1% (1.3% of Total Investments)
2,000	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001,	12/11 at 100.00	Aa2	2,070,020
	5.000%, 12/01/24
4,000	Ohio, Solid Waste Revenue Bonds, Republic Services Inc., Series 2004, 4.250%, 4/01/33	4/33 at 100.00	BBB+	3,868,760
	(Mandatory put 4/01/14) (Alternative Minimum Tax)
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	N/R	254,110
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25

6,250	Total Ohio			6,192,890

	Oklahoma – 0.3% (0.2% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB–	513,890
450	5.375%, 9/01/36	9/16 at 100.00	BBB–	461,174

950	Total Oklahoma			975,064

	Oregon – 1.3% (0.9% of Total Investments)
	Oregon, General Obligation Bonds, State Board of Higher Education, Series 2004A:
1,795	5.000%, 8/01/21	8/14 at 100.00	AA–	1,874,967
1,990	5.000%, 8/01/23	8/14 at 100.00	AA–	2,070,476

3,785	Total Oregon			3,945,443

	Pennsylvania – 2.3% (1.5% of Total Investments)
3,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AAA	3,125,880
	5.000%, 12/01/23 – MBIA Insured
1,525	Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue Refunding Bonds, Delaware	8/06 at 100.00	AAA	1,535,263
	Valley Medical Center, Series 1992, 7.000%, 8/01/22
2,000	Pittsburgh Water and Sewerage Authority, Pennsylvania, First Lien Water and Sewerage System	9/15 at 100.00	AAA	2,070,040
	Revenue Bonds, Series 2005, 5.000%, 9/01/29 – MBIA Insured

6,525	Total Pennsylvania			6,731,183

	Rhode Island – 2.7% (1.7% of Total Investments)
7,655	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	8,047,472
	Series 2002A, 6.000%, 6/01/23

	South Carolina – 7.9% (5.1% of Total Investments)
2,500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	2,575,700
	Assets for Education, Series 2003, 5.250%, 12/01/24
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	4,577,852
	GROWTH, Series 2004, 5.250%, 12/01/23
3,340	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/13 at 100.00	AA–	3,512,878
	2003, 5.250%, 12/01/19
3,620	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.250%,	5/13 at 100.00	AAA	3,807,480
	5/01/21 – AMBAC Insured
1,500	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	1,575,090
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30
605	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue	8/13 at 100.00	BBB+	673,819
	Bonds, Palmetto Health Alliance, Series 2003C, 6.375%, 8/01/34
4,895	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue	8/13 at 100.00	BBB+ (4)	5,609,964
	Bonds, Palmetto Health Alliance, Series 2003C, 6.375%, 8/01/34 (Pre-refunded 8/01/13)
1,145	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	1,209,429
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

22,010	Total South Carolina			23,542,212

	South Dakota – 0.6% (0.4% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,847,755
	Hospitals, Series 2004A, 5.500%, 11/01/31

	Tennessee – 1.3% (0.8% of Total Investments)
2,060	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	AAA	2,122,871
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – MBIA Insured
1,600	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	1,670,784
	States Health Alliance, Series 2006A, 5.500%, 7/01/36

3,660	Total Tennessee			3,793,655

	Texas – 5.7% (3.7% of Total Investments)
1,075	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	10/13 at 101.00	Baa2	1,207,504
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AAA	3,181,230
	5/15/25 – MBIA Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
400	5.250%, 8/15/21	No Opt. Call	BBB–	411,264
500	5.125%, 8/15/26	No Opt. Call	BBB–	500,360
2,265	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	AAA	2,389,960
	Corporation, Series 2003C, 5.250%, 5/15/25 – AMBAC Insured
2,000	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/11 at 100.00	AAA	2,089,440
	2001, 5.375%, 2/15/26
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	Baa2	1,019,780
	2001C, 5.200%, 5/01/28
	Texas Tech University, Financing System Revenue Bonds, 9th Series 2003:
3,525	5.250%, 2/15/18 – AMBAC Insured	8/13 at 100.00	AAA	3,756,663
2,250	5.250%, 2/15/19 – AMBAC Insured	8/13 at 100.00	AAA	2,391,660
50	Victoria Housing Finance Corporation, Texas, FNMA Single Family Mortgage Revenue Refunding	No Opt. Call	Aaa	51,827
	Bonds, Series 1995, 8.125%, 1/01/11

16,065	Total Texas			16,999,688

	Utah – 0.3% (0.2% of Total Investments)
570	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001D, 5.500%, 1/01/21	7/11 at 100.00	Aa2	581,144
	(Alternative Minimum Tax)
30	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1996C, 6.450%, 7/01/14	1/07 at 102.00	AA	30,632
	(Alternative Minimum Tax)
235	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997F, 5.750%, 7/01/15	7/07 at 101.50	AA	240,205
	(Alternative Minimum Tax)

835	Total Utah			851,981

	Washington – 9.4% (6.1% of Total Investments)
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	2,723,575
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
7,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aaa	7,558,530
	2003A, 5.500%, 7/01/16
6,160	King County Public Hospital District 2, Washington, Limited Tax General Obligation Bonds,	6/11 at 101.00	AAA	6,428,022
	Evergreen Hospital Medical Center, Series 2001A, 5.250%, 12/01/24 – AMBAC Insured
1,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital,	No Opt. Call	Baa2	1,066,120
	Series 2003, 6.000%, 12/01/23
9,750	Washington, General Obligation Refunding Bonds, Series 1992A and 1992AT 6, 6.250%, 2/01/11	No Opt. Call	Aa1	10,337,534

26,410	Total Washington			28,113,781

	West Virginia – 1.9% (1.2% of Total Investments)
2,000	West Virginia Water Development Authority, Infrastructure Revenue Bonds, Series 2003A, 5.500%,	10/13 at 101.00	AAA	2,216,760
	10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
3,150	West Virginia Water Development Authority, Loan Program II Revenue Bonds, Series 2003B,	11/13 at 101.00	AAA	3,372,957
	5.250%, 11/01/23 – AMBAC Insured

5,150	Total West Virginia			5,589,717

	Wisconsin – 5.2% (3.3% of Total Investments)
5,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare	7/11 at 100.00	A–	5,943,124
	Inc., Series 2001, 6.000%, 7/01/30
160	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	156,922
	Healthcare, Series 2006, 5.000%, 5/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,049,440
	Series 2004, 5.375%, 5/01/18
205	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA–	216,041
	Health Obligated Group, Series 2001, 5.375%, 10/01/30
2,145	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	N/R (4)	2,306,604
	Health Obligated Group, Series 2001, 5.375%, 10/01/30 (Pre-refunded 10/01/11)
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/10 at 101.00	AA	5,377,700
	Series 1999, 6.250%, 2/15/18 – RAAI Insured
455	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 1992A,	1/07 at 100.00	AA	455,651
	6.850%, 11/01/12

14,635	Total Wisconsin			15,505,482

	Wyoming – 0.5% (0.3% of Total Investments)
1,350	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB–	1,411,574
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 462,959	Total Long-Term Investments (cost $434,056,052) – 152.3%			454,151,983

	Short-Term Investments – 3.0% (2.0% of Total Investments)
9,050	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1+	9,050,000
	Obligations, Series 1985, 3.530%, 12/01/15 – MBIA Insured (5)

$ 9,050	Total Short-Term Investments (cost $9,050,000)			9,050,000

	Total Investments (cost $443,106,052) – 155.3%			463,201,983

	Other Assets Less Liabilities – 0.0%			129,290

	Preferred Shares, at Liquidation Value – (55.3)%			(165,000,000)

	Net Assets Applicable to Common Shares – 100%			$298,331,273

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2006, the cost of investments was $443,047,902.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

Gross unrealized:
Appreciation	$21,079,677
Depreciation	(925,596)

Net unrealized appreciation (depreciation) of investments	$20,154,081

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premier Municipal Income Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2006

* Print the name and title of each signing officer under his or her signature.